DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	12 Months Ended
Dec. 31, 2022
Deferred Acquisition Costs [Abstract]
DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED
The following table presents movement in deferred acquisition costs and VOBA, as well as the impact on expenses:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Balance, beginning of year	$776	$—
Acquisition from business combination	571	—
Costs capitalized	720	775
Amortization and other	(335)	1
Balance, end of year	$1,732	$776
VOBA recognized in connection with the acquisition of American National represents the difference between the fair value of liabilities acquired and reserves established using a weighted-average cost of capital discount rate and other relevant assumptions as at the acquisition date. The acquisition resulted in VOBA of $571 million within direct business written. VOBA is amortized based on the estimated premium earning patterns. Amortization expense of VOBA was $125 million since the acquisition date.